UNITED STATES
		     SECURITIES AND EXCHANGE COMMISSION
		          Washington, D.C. 20549

				Form 13F-HR

			     FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: 	 March 31, 2011
					      -----------------------


Check here if Amendment [ ]; Amendment Number:
						-------------
	This Amendment (Check only one.):	[ ] is a restatement.
                                		[ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name: 	   Jaffetilchin Investment Partners, LLC
Address:   15350 N. Florida Ave
	   Tampa, FL 33613


Form 13F File Number: 028-12539

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete,and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:	 Scott Jones
Title:   Compliance Officer
Phone:	 813-963-2500


Signature, Place, and Date of Signing:

/S/ Scott Jones      	Tampa,FL	  4/13/2011
-------------------    -----------	  -------------
[Signature]            [City, State]      [Date]


Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

					FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:            0
                                        --------------

Form 13F Information Table Entry Total:      102
                                        --------------

Form 13F Information Table Value Total:   70,174.08
                                        --------------
                                          (thousands)



List of Other Included Managers:

NONE


Provide a numbered list of the names and Form 13F file numbers of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

If there are no entries in this list, state NONE and omit the column headings and list entries.

No.    Form 13F File Number    Name
NONE   NONE                    None

										                                   VOTING
Name of Issuer                          TITLE     CUSIP       Value     SHARES/  SH/PRN OR  INVESTMENT   OTHER    AUTHORITY
				        OF CLASS              (x$1000)  PRN AMT  PUT/CALL   DISCRETION 	MANAGERS    SOLE
--------------------------------------- ------- ------------- --------- -------- ---------- ----------  -------- ------------

Accenture Ltd       Bermuda Cl		CS	G1150G111	304.08	6,271	    SH		SOLE	N/A	 6,271
Akamai Tech				CS	00971T101	775.29	16,478	    SH		SOLE	N/A	 16,478
Alabama Pwr Co      Ser 2007b		PS	010392496	266.50	10,250	    SH		SOLE	N/A	 10,250
Altera Corp				CS	021441100	721.21	20,270	    SH		SOLE	N/A	 20,270
Amazon.Com Inc				CS	023135106	777.42	4,319	    SH		SOLE	N/A	 4,319
American Tower       Corp		CS	029912201	310.25	6,008	    SH		SOLE	N/A	 6,008
Ametek Inc New				CS	031100100	291.47	7,426	    SH		SOLE	N/A	 7,426
Analog Devices Inc			CS	032654105	709.44	18,833	    SH		SOLE	N/A	 18,833
Annaly Capital      Management		CS	035710409	179.61	10,023	    SH		SOLE	N/A 	 10,023
Apple Inc				CS	037833100     2,526.29	7,832	    SH		SOLE	N/A	 7,832
At&T Inc            Com			CS	00206R102	338.44	11,519	    SH		SOLE	N/A	 11,519
At&T Inc SR Nt      6.3750%  0		PS	00211G208	319.32	12,000	    SH		SOLE	N/A	 12,000
Autodesk Inc				CS	052769106	757.66	19,834	    SH		SOLE	N/A	 19,834
Baidu Com Inc Spon  Adr Restg		CS	056752108	712.58	7,382	    SH		SOLE	N/A	 7,382
Banco Macro S.A. Adrrep 10 Cls		CS	05961W105	539.75	10,752	    SH		SOLE	N/A	 10,752
Bancolombia S A     Spons Adr		CS	05968L102	625.29	10,100	    SH		SOLE	N/A	 10,100
Barrick Gold Corp   Isin #ca06		CS	067901108	320.30	6,023	    SH		SOLE	N/A	 6,023
Biogen Idec Inc				CS	09062X103	349.87	5,218	    SH		SOLE	N/A	 5,218
Boston Scientific   Corp		CS	101137107	 79.49	10,500	    SH		SOLE	N/A	 10,500
Buckeye Partners L Punit Ltd P		CS	118230101	549.68	8,225	    SH		SOLE	N/A	 8,225
Cardiovascular Sys  Inc Del Co		CS	141619106	243.58	20,890	    SH		SOLE	N/A	 20,890
Carmax Inc				CS	143130102	998.99	31,336	    SH		SOLE	N/A	 31,336
Cb Richard Ellis    Group Inc		CS	12497T101	715.37	34,930	    SH		SOLE	N/A	 34,930
Cerner Corp				CS	156782104	301.18	3,179	    SH		SOLE	N/A	 3,179
Chevron Corp New			CS	166764100	670.14	7,344	    SH		SOLE	N/A	 7,344
Chipotle Mexican    Grill Inc		CS	169656105	527.82	2,482	    SH		SOLE	N/A	 2,482
Cisco Sys Inc				CS	17275R102	274.18	13,553	    SH		SOLE	N/A	 13,553
Citrix Systems Inc			CS	177376100     1,133.07	16,563	    SH		SOLE	N/A	 16,563
Coach Inc				CS	189754104	915.27	16,548	    SH		SOLE	N/A	 16,548
Cognizant Tech      Solutions		CS	192446102     1,452.46	19,818	    SH		SOLE	N/A	 19,818
Comcast Corp New    Cl A		CS	20030N101	344.64	15,687	    SH		SOLE	N/A	 15,687
Companhia De Saneamento Basico		CS	20441A102	752.80	14,236	    SH		SOLE	N/A	 14,236
Compania De Minas   Buenaventu		CS	204448104	772.49	15,778	    SH		SOLE	N/A	 15,778
Concho Res Inc				CS	20605P101	306.23	3,493	    SH		SOLE	N/A	 3,493
Continental Res Inc Okla Com		CS	212015101	295.37	5,019	    SH		SOLE	N/A	 5,019
Cooper Industries   Ltd Cl A		CS	G24182100	276.59	4,745	    SH		SOLE	N/A	 4,745
Core Laboratories Nvshs			CS	N22717107	586.66	6,588	    SH		SOLE	N/A	 6,588
Corts Tr Boeing Co  Nts Corpor		PS	22082Q206	335.49	13,350	    SH		SOLE	N/A	 13,350
Corts Tr Bristol    Meyers Squ		PS	22082B209	262.50	10,000	    SH		SOLE	N/A	 10,000
Corts Tr Goldman    Sachs Cap		PS	22083B208	285.51	12,550	    SH		SOLE	N/A	 12,550
Corts Tr II Goldman Sachs Cap		PS	22082P208	275.55	12,285	    SH		SOLE	N/A	 12,285
Corts Tr Vi Ibm Deb Call Tr Ct		PS	22080F202	743.80	29,100	    SH		SOLE	N/A	 29,100
Ctrip Com Intl Ltd  American D		CS	22943F100	259.00	6,403	    SH		SOLE	N/A	 6,403
Dais Analytic Corp  Com			CS	23302X104	 11.60	40,000	    SH		SOLE	N/A	 40,000
Deckers Outdoor				CS	243537107	286.51	3,593	    SH		SOLE	N/A	 3,593
Deutsche Bk Cap     Fdg Tr Vii		PS	25153U204	637.58	28,400	    SH		SOLE	N/A	 28,400
Devon Energy Corp   New			CS	25179M103	213.94	2,725	    SH		SOLE	N/A	 2,725
Devry Inc				CS	251893103	306.64	6,391	    SH		SOLE	N/A	 6,391
Discovery Hldg Co   Com Ser A		CS	25468Y107	281.60	6,753	    SH		SOLE	N/A	 6,753
Dolby Laboratories  Inc Cl A		CS	25659T107	292.88	4,391	    SH		SOLE	N/A	 4,391
Dollar Tree Inc Com			CS	256746108	630.34	11,240	    SH		SOLE	N/A	 11,240
Du Pont E I De      Nemours &		CS	263534109	346.97	6,956	    SH		SOLE	N/A	 6,956
E M C Corp Mass				CS	268648102	293.60	12,821	    SH		SOLE	N/A	 12,821
Edwards Lifesciencescorp		CS	28176E108	359.98	4,453	    SH		SOLE	N/A	 4,453
Ensco International Inc			CS	26874Q100	331.60	6,212	    SH		SOLE	N/A	 6,212
Express Scripts Inc Com Former		CS	302182100	477.32	8,831	    SH		SOLE	N/A	 8,831
Exxon Mobil Corp			CS	30231G102	932.57	12,754	    SH		SOLE	N/A	 12,754
F5 Networks Inc				CS	315616102     1,632.34	12,541	    SH		SOLE	N/A	 12,541
Flir Sys Inc				CS	302445101	304.97	10,251	    SH		SOLE	N/A	 10,251
Flowserve Corp				CS	34354P105	293.04	2,458	    SH		SOLE	N/A	 2,458
Fmc Technologies Inc			CS	30249U101	362.57	4,078	    SH		SOLE	N/A	 4,078
Fossil Inc				CS	349882100	285.51	4,051	    SH		SOLE	N/A	 4,051
Freeport Mcmoran    Copper & G		CS	35671D857     1,320.87	10,999	    SH		SOLE	N/A	 10,999
Gamestop Corp New Cl A			CS	36467W109	300.87	13,150	    SH		SOLE	N/A	 13,150
General Amern Invs  Co Inc Cum		PS	368802401	249.50	10,000	    SH		SOLE	N/A	 10,000
General Elec Cap    Corp Nt		PS	369622469	256.10	10,000	    SH		SOLE	N/A	 10,000
General Elec Cap    Corp Pfd		PS	369622451	371.03	14,550	    SH		SOLE	N/A	 14,550
Google Inc          Cl A		CS	38259P508	585.06	985	    SH		SOLE	N/A	 985
Green Mtn Coffee    Roasters I		CS	393122106	278.55	8,477	    SH		SOLE	N/A	 8,477
Halliburton Co      Holding Co		CS	406216101	319.88	7,835	    SH		SOLE	N/A	 7,835
Hansen Natural Corp			CS	411310105	305.21	5,838	    SH		SOLE	N/A	 5,838
Health Mgmt Assoc   Inc Cl A		CS	421933102	176.52	18,503	    SH		SOLE	N/A	 18,503
Hormel George A & Co			CS	440452100	301.15	5,875	    SH		SOLE	N/A	 5,875
Hsbc Fin Corp       Nt 6.00% 1		PS	40429C300	268.69	11,200	    SH		SOLE	N/A	 11,200
Hsbc Usa Inc New    Pfd Stk Se		PS	40428H805	212.90	10,000	    SH		SOLE	N/A	 10,000
Illumina Inc				CS	452327109	591.91	9,345	    SH		SOLE	N/A	 9,345
Intel Corp				CS	458140100	319.80	15,207	    SH		SOLE	N/A 	 15,207
Intl Business Mach			CS	459200101	448.86	3,058	    SH		SOLE	N/A	 3,058
Ishares Barclays    Treas Infl		ETF	464287176     1,683.98	15,662	    SH		SOLE	N/A	 15,662
Ishares Barclays 1-3year Treas		ETF	464287457     1,315.29	15,662	    SH		SOLE	N/A	 15,662
Ishares Tr S&P U S  Pfd Stk In		ETF	464288687     4,052.76	104,453	    SH		SOLE	N/A	 104,453
Johnson & Johnson			CS	478160104	222.57	3,599	    SH		SOLE	N/A	 3,599
Joy Global Inc				CS	481165108	775.37	8,938	    SH		SOLE	N/A	 8,938
Jp Morgan Chase Cap Xiv Cap Se		PS	48122F207	277.94	11,100	    SH		SOLE	N/A	 11,100
Jpmorgan Chase & Co Alerian Ml		ETN	46625H365     4,350.51	119,684	    SH		SOLE	N/A	 119,684
Juniper Networks    Inc			CS	48203R104	358.42	9,708	    SH		SOLE	N/A	 9,708
Kla-Tencor Corp     Frmly Kla		CS	482480100	637.99	16,511	    SH		SOLE	N/A	 16,511
L-3 Communications  Hldgs Inc		CS	502424104	287.39	4,077	    SH		SOLE	N/A	 4,077
Lam Research Corp			CS	512807108	708.66	13,686	    SH		SOLE	N/A	 13,686
Lan Airlines S A    Formerly L		CS	501723100     1,014.48	32,959	    SH		SOLE	N/A	 32,959
Mckesson Corp				CS	58155Q103	234.30	3,329	    SH		SOLE	N/A	 3,329
Mednax Inc Com				CS	58502B106	296.95	4,413	    SH		SOLE	N/A	 4,413
Microsoft Corp				CS	594918104	567.49	20,333	    SH		SOLE	N/A	 20,333
Msc Industrial      Direct Co		CS	553530106	287.22	4,440	    SH		SOLE	N/A	 4,440
National Fuel Gas Co			CS	636180101	653.58	9,960	    SH		SOLE	N/A	 9,960
National Oilwell    Varco Inc		CS	637071101	885.88	13,173	    SH		SOLE	N/A	 13,173
Netease Com Inc				CS	64110W102	273.76	7,573	    SH		SOLE	N/A	 7,573
Netflix Com Inc     Com			CS	64110L106	408.33	2,324	    SH		SOLE	N/A	 2,324
Network Appliance   Corp		CS	64120L104     1,283.37	23,351	    SH		SOLE	N/A	 23,351
Novo Nordisk A/S Adr  Fmly Nov		CS	670100205	379.81	3,374	    SH		SOLE	N/A	 3,374
Oneok Inc				CS	682680103	665.81	12,003	    SH		SOLE	N/A	 12,003
Oneok Partners L P  Unit Ltd P		CS	68268N103	644.51	8,107	    SH		SOLE	N/A	 8,107
Parker Hannifin Corp			CS	701094104	330.62	3,831	    SH		SOLE	N/A	 3,831
Pepsico Inc				CS	713448108	232.84	3,564	    SH		SOLE	N/A	 3,564
Pnc Cap Tr D Cap    Secs		PS	69350H202	279.33	11,200	    SH		SOLE	N/A	 11,200
Posco               Spon Adr		CS	693483109	369.81	3,434	    SH		SOLE	N/A	 3,434
Precision Castparts Corp		CS	740189105	288.44	2,072	    SH		SOLE	N/A	 2,072
Priceline Com Inc   Com New		CS	741503403     1,449.97	3,629	    SH		SOLE	N/A	 3,629
Procter & Gamble Co			CS	742718109	445.46	6,925	    SH		SOLE	N/A	 6,925
Proshares Tr Short  S&P 500 Pr		ETF	74347R503	240.46	5,485	    SH		SOLE	N/A	 5,485
Public Service      Enterprise		CS	744573106	295.23	9,281	    SH		SOLE	N/A	 9,281
Qualcomm Inc				CS	747525103	926.45	18,720	    SH		SOLE	N/A	 18,720
Rayonier Inc				CS	754907103	291.85	5,557	    SH		SOLE	N/A	 5,557
Red Hat Inc				CS	756577102	949.79	20,806	    SH		SOLE	N/A	 20,806
Research In Motion  Ltd			CS	760975102	544.39	9,365	    SH		SOLE	N/A	 9,365
Resmed Inc				CS	761152107	298.63	8,621	    SH		SOLE	N/A	 8,621
Riverbed Technology Inc Com		CS	768573107	280.83	7,985	    SH		SOLE	N/A	 7,985
Ross Stores Inc				CS	778296103	283.99	4,490	    SH		SOLE	N/A	 4,490
Sandisk Corp				CS	80004C101	348.57	6,991	    SH		SOLE	N/A	 6,991
Schlumberger Ltd    Isin #an80		CS	806857108	526.13	6,301	    SH		SOLE	N/A	 6,301
Skyworks Solutions  Inc Com		CS	83088M102	305.28	10,663	    SH		SOLE	N/A	 10,663
Stericycle Inc				CS	858912108	653.35	8,074	    SH		SOLE	N/A	 8,074
Suntrust Banks Inc			CS	867914103	482.05	16,335	    SH		SOLE	N/A	 16,335
T Rowe Price Group  Inc			CS	74144T108	607.77	9,417	    SH		SOLE	N/A	 9,417
Teva Pharmaceutical Inds Ltd A		CS	881624209	225.17	4,319	    SH		SOLE	N/A	 4,319
Texas Instruments   Inc			CS	882508104     1,488.37	45,796	    SH		SOLE	N/A	 45,796
Tiffany & Co New			CS	886547108	636.46	10,221	    SH		SOLE	N/A	 10,221
Tim Hortons Inc Com Npv			CS	88706M103	291.70	7,075	    SH		SOLE	N/A	 7,075
Tjx Companies Inc			CS	872540109	491.22	11,066	    SH		SOLE	N/A	 11,066
Union Pacific Corp			CS	907818108	221.83	2,394	    SH		SOLE	N/A	 2,394
United Technologies Corp		CS	913017109	203.02	2,579	    SH		SOLE	N/A	 2,579
Urban Outfitters Inc			CS	917047102	276.78	7,729	    SH		SOLE	N/A	 7,729
Usb Cap Xi Gtd Tr   Pfd Secs		PS	903300200	276.10	11,000	    SH		SOLE	N/A	 11,000
Usb Cap Xii         Gtd Tr Pfd		PS	903305209	273.24	11,000	    SH		SOLE	N/A	 11,000
Usb Capital Vi      Gtd Tr Pfd		PS	903304202	248.10	10,000	    SH		SOLE	N/A	 10,000
Usb Capital Viii    Pfd 6.35%		PS	903307205	328.15	13,200	    SH		SOLE	N/A	 13,200
Verisign Inc				CS	92343E102	657.22	20,117	    SH		SOLE	N/A	 20,117
Verizon             Communicat		CS	92343V104	238.92	6,677	    SH		SOLE	N/A	 6,677
Vmware Inc  Cl A Com			CS	928563402	717.50	8,070	    SH		SOLE	N/A	 8,070
Wachovia Cap Tr IV  Gtd Tr Pfd		PS	92978U207	270.38	11,000	    SH		SOLE	N/A	 11,000
Wal Mart De Mexico Sa De Cv Sp		CS	93114W107	465.46	16,268	    SH		SOLE	N/A	 16,268
Walgreen Company			CS	931422109	317.12	8,140	    SH		SOLE	N/A 	 8,140
Wal-Mart Stores Inc			CS	931142103	209.93	3,893	    SH		SOLE	N/A 	 3,893
Wellpoint Inc				CS	94973V107	283.28	4,982	    SH		SOLE	N/A	 4,982
Western Digital Corpdel			CS	958102105	556.54	16,417	    SH		SOLE	N/A	 16,417
Williams Partners Lpcom Unit L		CS	96950F104	246.80	5,290	    SH		SOLE	N/A	 5,290
Wisdomtree Tr       India Earn		ETF	97717W422     1,231.60	46,669	    SH		SOLE	N/A	 46,669
Cherokee Cnty Ga Wtr& Sew Auth		MB	164243LA3	224.03	200,000	    SH		SOLE	N/A	 200,000
Chicago Ill Brd Ed  Cap Apprec		GB	167501UL7	386.65	1,000,000   SH		SOLE	N/A	 1,000,000
Chicago Ill Brd Ed  G.O. Sch B		GB	167501XE0	275.12	1,000,000   SH		SOLE	N/A	 1,000,000
Dade Cnty Fla       Profession		MB	233542BZ1	320.50	600,000	    SH		SOLE	N/A	 600,000
Fulton Cnty Ga Wtr &Sew REV Re		MB	360066JU9	250.09	250,000	    SH		SOLE	N/A	 250,000
Georgia Mun Assn Incinstallmen		MB	373292AR2	500.86	500,000	    SH		SOLE	N/A	 500,000
Goldman Sachs Group Inc			CB	38141GAZ7	250.41	250,000	    SH		SOLE	N/A	 250,000
Hacienda La Puente  Calif Uni		GB	40450RBV2	447.39	1,000,000   SH		SOLE	N/A	 1,000,000
Lake Tahoe Calif Unisch Dist G		GB	511012HN9	287.58	1,000,000   SH		SOLE	N/A	 1,000,000
Metropolitan Pier & Exposition		MB	592247J68	267.97	1,035,000   SH		SOLE	N/A	 1,035,000
Senate Acceptance   Corp		CB	816998AB4	250.00	250,000	    SH		SOLE	N/A	 250,000
West Virginia Univ  REVs Univ		MB	956704TP5	310.08	1,000,000   SH		SOLE	N/A	 1,000,000
Will Cnty Ill Sch   Dist No 11		GB	968838GW6	507.61	1,025,000   SH		SOLE	N/A	 1,025,000